Financial Reporting By Business Segments - Capital Expenditures for Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CAPITAL EXPENDITURES:
Total capital expenditures	$ 95,233	$ 132,592	$ 194,647
Hospitality [Member]
CAPITAL EXPENDITURES:
Total capital expenditures	73,170	110,151	159,576
Opry and Attractions [Member]
CAPITAL EXPENDITURES:
Total capital expenditures	7,347	4,745	23,767
Corporate and Other [Member]
CAPITAL EXPENDITURES:
Total capital expenditures	$ 14,716	$ 17,696	$ 11,304